SCUDDER
                                                                 INVESTMENTS(SM)
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Scudder Pathway Series

Conservative Portfolio

Balanced Portfolio

Growth Portfolio

Supplement to Prospectus Dated January 1, 2000

The following information replaces disclosure for the portfolios in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of each portfolio in this prospectus.

Maureen F. Allyn                          Donald E. Hall
o Began investment career in 1989         o Began investment career in 1982
o Joined the adviser in 1996              o Joined the adviser in 1982
o Joined the fund team in 1996            o Joined the fund team in 2000

Edward Baldini                            Shahram Tajbakhsh
o Began investment career in 1989         o Began investment career in 1991
o Joined the adviser in 1995              o Joined the adviser in 1996
o Joined the fund team in 1998            o Joined the fund team in 2000





June 14, 2000